UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21395
                       ----------------------------------
                       Investment Company Act file number

           Excelsior Absolute Return Fund of Funds Master Fund, LLC
           --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Steven L. Suss
                      U.S. Trust Hedge Fund Management, Inc.
                               225 High Ridge Road
                               Stamford, CT 06905
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: 3/31/2009
                        ----------
Date of reporting period: 9/30/2008
                         ----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
---------------------------------


EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS MASTER FUND, LLC
Financial Statements
(Unaudited)
Period from April 1, 2008 to September 30, 2008

            Excelsior Absolute Return Fund of Funds Master Fund, LLC
                              Financial Statements
                                   (Unaudited)
                 Period from April 1, 2008 to September 30, 2008


                                    Contents

Statement of Assets, Liabilities and Members' Equity - Net Assets as of
     September 30, 2008........................................................1

Schedule of Investments as of September 30, 2008...............................2

Statement of Operations for the Period from April 1,2008 to
     September 30, 2008........................................................4

Statements of Changes in Members' Equity - Net Assets for the Period from
     April 1, 2008 to September 30, 2008 and for the Year Ended
     March 31, 2008............................................................5

Statement of Cash Flows for the Period from April 1, 2008 to
     September 30, 2008........................................................6

Financial Highlights for the Period from April 1, 2008 to September 30, 2008 and for the Years Ended March 31, 2008, 2007, 2006 and 2005...............7

Notes to Financial Statements..................................................8

      The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (203) 352-4497.

      A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission's website at http://www.sec.gov.

      Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission's website at http://www.sec.gov.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC Statement of Assets, Liabilities and Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $144,676,979)  $188,709,800
Cash and cash equivalents                                              4,244,161
Investments in Investment Funds made in advance                        6,000,000
Due from Investment Funds                                                317,621
Other assets                                                               8,878
--------------------------------------------------------------------------------

Total Assets                                                         199,280,460
--------------------------------------------------------------------------------

LIABILITIES

Due to Adviser                                                           534,012
Professional fees payable                                                 55,650
Administration fees payable                                                6,000
Bank note facility fee payable                                            23,958
Due to custodian                                                           4,625
--------------------------------------------------------------------------------

Total Liabilities                                                       624,245
--------------------------------------------------------------------------------

Net Assets                                                          $198,656,215
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital                                                           $154,623,394
  Accumulated net unrealized appreciation on investments              44,032,821
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                        $198,656,215
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                             Schedule of Investments (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

                                                                                  % of       % Ownership    First
                                         First                                    Members'        of      Available
                                      Acquisition                   Fair         Equity -     Investment  Redemption
Investment Funds*                        Date            Cost**    Value**       Net Assets      Funds       Date***   Liquidity****
------------------------------------------------------------------------------------------------------------------------------------
Relative Value
--------------
Frontpoint Utility and Energy Fund, L.P.  7/1/2006    $  6,000,000  $  6,311,486     3.18%        0.33%       N/A         Quarterly
Ionic Capital LLC                         2/1/2008       5,000,000     5,118,358     2.58%        0.86%      2/1/09       Quarterly
Menta Global Master, L.P.                 7/1/2007       5,000,000     4,094,689     2.06%        1.66%       N/A           Monthly
Polygon Global Opportunities Fund, L.P.   8/1/2004       7,200,000     9,882,492     4.97%        1.15%       N/A               (1)
Suttonbrook Capital Partners, L.P.       10/1/2004       8,500,000    11,642,186     5.85%        3.82%       N/A         Quarterly
                                                      ------------------------------------
          Strategy Total                                31,700,000    37,049,211    18.64%
                                                      ------------------------------------
Equity
------
Cantillon World, L.P.                    12/1/2003       5,050,000     7,023,365     3.54%        0.81%       N/A         Quarterly
Clovis Capital Partners
  Institutional, L.P.                     2/1/2007      10,000,000     9,731,779     4.90%        1.28%       N/A         Quarterly
Galleon Partners, SPC L.P.                2/1/2008       9,900,932     8,977,658     4.52%        0.47%       N/A         Quarterly
Glenview Capital Partners, L.P.          12/1/2003       2,300,000     7,326,747     3.69%        3.70%       N/A         Quarterly
North River Partners, L.P.                7/1/2005       7,000,000     8,186,005     4.12%        1.75%       N/A         Quarterly
Sandler Associates                        2/1/2008       5,000,000     4,889,916     2.46%        1.52%       N/A         Quarterly
Shoshone Partners, L.P.                  12/1/2003       2,500,000     6,895,200     3.47%        2.09%       N/A          Annually
The Tantallon Fund, L.P.                  7/1/2006       4,500,000     4,273,426     2.15%        5.37%       N/A           Monthly
                                                      ------------------------------------
          Strategy Total                                46,250,932    57,304,096    28.85%
                                                      ------------------------------------
Macro/CTA/Short-Term Trading
----------------------------
Boronia Diversified Fund (U.S.), L.P.     2/1/2007       4,200,000     4,668,411     2.35%        2.46%       N/A           Monthly
Catequil Partners, L.P.                  12/1/2003         128,413       130,094     0.06%        1.84%       N/A               (2)
Caxton Global Investments (USA) LLC       1/1/2005       7,101,200     9,591,282     4.83%        1.60%       N/A          Annually
Episode L.P.                              2/1/2008       4,000,000     3,467,724     1.75%        5.33%      2/1/09       Quarterly
Placer Creek Partners, L.P.               1/1/2006       3,500,000     5,127,034     2.58%        1.36%       N/A     Semi-annually
Sunrise Commodities Select Portfolio-
  Davco Fund, L.P.                       12/1/2003       5,450,000     7,665,879     3.86%        3.39%       N/A           Monthly
                                                      ------------------------------------
          Strategy Total                                24,379,613    30,650,424    15.43%
                                                      ------------------------------------










   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                   Schedule of Investments (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

                                                                                  % of       % Ownership    First
                                         First                                    Members'        of      Available
                                      Acquisition                   Fair         Equity -     Investment  Redemption
Investment Funds*                        Date            Cost**    Value**       Net Assets      Funds       Date***   Liquidity****
------------------------------------------------------------------------------------------------------------------------------------
Event Driven
------------
Bennelong Asia Pacific Multi Strategy
  Equity Fund, L.P.                       7/1/2006    $  4,000,000  $  4,673,423     2.35%        1.96%       N/A           Monthly
Brencourt Multi-Strategy, L.P.            9/1/2005       2,421,521     3,347,880     1.69%        3.00%       N/A         Quarterly
Canyon Value Realization Fund, L.P.      12/1/2003       7,500,000    11,563,092     5.82%        0.43%       N/A          Annually
Castlerigg Partners, L.P.                12/1/2003       4,000,000    10,030,996     5.05%        1.97%       N/A               (3)
Empyrean Capital Fund, L.P.               7/1/2004               -        81,747     0.04%        0.03%       N/A               (2)
King Street Capital, L.P.                 8/1/2007       7,500,000     7,687,908     3.87%        0.19%     9/30/09       Quarterly
OZ Asia Domestic Partners, L.P.           7/1/2006       5,000,000     5,263,806     2.65%        0.75%       N/A          Annually
OZ Europe Domestic Partners II, L.P.     10/1/2005       7,424,913    11,285,671     5.68%        2.82%       N/A          Annually
York Capital Management, L.P.             7/1/2004       4,500,000     9,771,546     4.92%        0.89%       N/A          Annually
                                                      ------------------------------------
          Strategy Total                                42,346,434    63,706,069    32.07%
                                                      ------------------------------------
Total investments in Investment Funds                 $144,676,979   188,709,800    94.99%
                                                      ============
Other Assets, Less Liabilities                                         9,946,415     5.01%
                                                                    ----------------------
Members' Equity - Net Assets                                        $198,656,215   100.00%
                                                                    ======================

*    Non-income producing investments.                N/A   Initial lock-up period has either expired prior to September 30, 2008
**   See definition in Note 2a.                             or the Investment Fund did not have an initial lock-up period. However,
***  From original investment date.                         specific redemption restrictions may apply.
**** Available frequency of redemptions after         (1)   The Investment Fund will be liquidating its assets and has suspended
     initial lock-up period.                                redemption rights.
                                                      (2)   The Company's remaining residual investment in the Investment Fund is an illiquid security.
                                                      (3)   The Investment Fund is closing and is in the process of returning capital to its partners.









   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                             Statement of Operations (Unaudited)
--------------------------------------------------------------------------------

                                 Period from April 1, 2008 to September 30, 2008

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                           $    133,771
--------------------------------------------------------------------------------

Total Investment Income                                                 133,771
--------------------------------------------------------------------------------

OPERATING EXPENSES

Advisory fee                                                          1,116,057
Professional fees                                                        56,223
Bank facility fee                                                        47,656
Administration fees                                                      12,000
Other                                                                    52,295
--------------------------------------------------------------------------------

Total Operating Expenses                                              1,284,231
--------------------------------------------------------------------------------

Net Investment Loss                                                  (1,150,460)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Net realized gain from Investment Fund redemptions                       48,356
Net change in accumulated unrealized appreciation on investments    (16,589,137)
--------------------------------------------------------------------------------

Net Realized and Unrealized Loss on Investments                     (16,540,781)
--------------------------------------------------------------------------------

DECREASE IN MEMBERS' EQUITY - NET ASSETS DERIVED FROM OPERATIONS   $(17,691,241)
--------------------------------------------------------------------------------







   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
               Statements of Changes in Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------

                                      For the period from
                                        April 1, 2008 to      For the year ended
                                       September 30, 2008         March 31, 2008
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                         $  (1,150,460)           (2,462,393)
Net realized gain from Investment
  Fund redemptions                                 48,356            15,549,594
Net change in unrealized appreciation
  on investments                              (16,589,137)           (7,976,959)
--------------------------------------------------------------------------------

(Decrease) Increase in Members' Equity -
      Net Assets Derived from Operations      (17,691,241)            5,110,242
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                         10,279,157            28,758,657
Members' interests repurchased                (25,323,940)          (66,933,852)
--------------------------------------------------------------------------------

Decrease in Members' Equity - Net Assets
      Derived from Capital Transactions       (15,044,783)          (38,175,195)
--------------------------------------------------------------------------------

Net Decrease in Members' Equity -
      Net Assets                              (32,736,024)          (33,064,953)

MEMBERS' EQUITY - NET ASSETS
      AT BEGINNING OF PERIOD                  231,392,239           264,457,192
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
       AT END OF PERIOD                     $ 198,656,215         $ 231,392,239
--------------------------------------------------------------------------------







   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                             Statement of Cash Flows (Unaudited)
--------------------------------------------------------------------------------

                                 Period from April 1, 2008 to September 30, 2008

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease  in members' equity - net assets
   derived from operations                                         $(17,691,241)
Adjustments to reconcile net decrease in members'equity -
   net assets derived from operations to net cash provided by operating activities:
      Net change in accumulated unrealized appreciation
         on investments                                              16,589,137
      Net realized gain from Investment Fund redemptions                (48,356)
      Proceeds from Investment Funds                                  6,048,356
      Decrease in due from Investment Funds                          13,408,528
      Increase in investments in Investment Funds made in advance    (6,000,000)
      Increase in other assets                                             (466)
      Decrease in due to Adviser                                        (53,983)
      Decrease in professional fees payable                             (74,278)
      Increase in other payable                                          23,891
      Increase in administration fees payable                             6,000
--------------------------------------------------------------------------------

Net Cash Provided by Operating Activities                            12,207,588
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions                                   10,279,157
Payments for member interests repurchased                           (26,912,398)
--------------------------------------------------------------------------------

Net Cash Used in Financing Activities                               (16,633,241)
--------------------------------------------------------------------------------

Net decrease in cash and cash equivalents                            (4,425,653)
Cash and cash equivalents at beginning of period                      8,669,814
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Period                         $  4,244,161
--------------------------------------------------------------------------------







   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                Financial Highlights (Unaudited)
--------------------------------------------------------------------------------

The following represents certain ratios to average members' equity - net assets, total return, and other supplemental information for the periods indicated:


                             For the period
                              from April 1,   For the year   For the year   For the year    For the year
                                 2008 -          ended          ended          ended           ended
                               September 30,    March 31,      March 31,      March 31,       March 31,
                                  2008*           2008          2007           2006            2005
                         ----------------------------------------------------------------------------------

Net assets, end of
    period                    $198,656,215    $231,392,239   $264,457,192   $297,014,699   $251,729,829
Ratio of net investment
    loss to average
    members' equity - net
    assets (a) (b)             (0.53%)           (0.94%)        (0.82%)        (1.01%)        (1.09%)

Ratio of expenses to
    average members'
    equity - net assets
    (a) (b)                     0.59%             1.26%          1.13%          1.09%          1.11%

Portfolio turnover                -              18.92%         17.70%         20.24%          7.07%

Total return (c)               (8.22%)            1.30%         10.72%          8.93%          5.26%


*     The ratios and total return are not annualized for the period
(a) Ratio does not reflect the Company's proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds.
(b) Average members' equity - net assets is determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c) Total return assumes a purchase of an interest in the Company on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.







   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

1. Organization

Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company") was organized as a limited liability company under the laws of Delaware on June 17, 2003, and commenced operations on December 1, 2003. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Company's investment objective is to provide attractive long-term, risk-adjusted absolute returns in a variety of capital market conditions. The Company pursues its investment objective by investing its assets primarily in private investment limited partnerships, limited liability companies, joint ventures and other similar investment vehicles (collectively, the "Investment Funds") that are managed by a select group of alternative investment managers ("Investment Managers") that utilize a broad range of alternative investment strategies.

U.S. Trust Hedge Fund Management, Inc. serves as the investment adviser of the Company (the "Adviser"). The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation ("Bank of America"). Bank of America is a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina. The Adviser is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

The Adviser has retained AIG Global Investment Corp. ("AIG Global"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), to serve as the investment manager of the Company. AIG Global is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is responsible for Investment Fund selection and determining the portion of the Company's assets to be allocated to each Investment Fund, subject to the general supervision of the Adviser. On and subsequent to September 16, 2008, AIG has entered into various arrangements with the Federal Reserve Bank of New York
(the "FRBNY") and the U.S. Department of the Treasury ("Treasury") intended to address liquidity and other financial issues being faced by AIG. These arrangements include a five year credit facility, the purchase of certain AIG assets by financing entities capitalized by the FRBNY and AIG, and the purchase by Treasury of perpetual preferred shares of AIG and warrants to purchase shares of common stock of AIG. Upon the purchase of the preferred shares, Treasury will own 77.9% of the equity of AIG (and own warrants to purchase an additional 2% equity interest) and, therefore, will be deemed to control AIG.

The Company's Board of Managers (the "Board") has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business. Effective September 12, 2008, the Board is comprised of three managers who are not "interested persons" (the "Disinterested Managers"), as defined by Section 2(a)(19) of the 1940 Act, of the Company. David R. Bailin, a member of the Board who was an "interested person" of the Company, as defined under the 1940 Act, resigned from the Board effective September 12, 2008. The Board has engaged the Adviser to manage the day-to-day operations of the Company.

                     Excelsior  Absolute  Return  Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

1. Organization (continued)

The Company was established to hold substantially all of the assets of Excelsior Absolute Return Fund of Funds, LLC (the "Feeder Fund") and Excelsior Absolute Return Fund of Funds, Ltd. (the "Offshore Fund") as members of the Company ("Members"). As of September 30, 2008, the Feeder Fund and Offshore Fund ownership of the Company's Members' Equity - Net Assets were 89.06% and 10.94%, respectively.

Member subscriptions for interests in the Company ("Interests") by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Interests from Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Board. The Adviser expects that, generally, it will recommend to the Board that the Company offer to repurchase Interests from Members twice each year, at June 30th and December 31st. Members can only transfer or assign Company Interests under certain limited circumstances.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Company's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Board.

Ordinarily, the Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund as reported by the Investment Manager who determines the value of the Investment Fund's net assets. The values of the Investment Funds' net assets are determined in accordance with their valuation policies as described in their respective offering memoranda or operating agreements. All valuations utilize financial information supplied by the Investment Manager of each Investment Fund and are net of management and performance incentive fees or allocations pursuant to the Investment Funds' agreements.

                     Excelsior  Absolute  Return  Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

As a general matter, the fair value of the Company's interest in an Investment Fund will represent the amount that the Company could reasonably expect to receive from the Investment Fund if the Company's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Adviser believes to be reliable. The Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by an Investment Fund's manager does not represent the fair value of the Company's interests in an Investment Fund. Following procedures adopted by the Board, and in the absence of specific transaction activity in interests in a particular Investment Fund, the Company could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Investment Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board. Because of the inherent uncertainty of valuation, the values of the Company's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Company been available.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Company adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

Level 1- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;

Level 2- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability, and

Level 3- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

                     Excelsior  Absolute  Return  Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Company's investments are measured at September 30, 2008:

                         Level 1       Level 2       Level 3         Total
                       ---------------------------------------------------------
Investments in
Investment Funds           $ -           $ -       $188,709,800    $188,709,800
                       ---------------------------------------------------------

Total                      $ -           $ -       $188,709,800    $188,709,800
                       =========================================================

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and any excess is treated as realized gain from investments in Investment Funds. Realized gains or losses on investments in Investment Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the Investment Managers of the Investment Funds; all costs and expenses directly related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; advisory fees; travel and related expenses of the Board; all costs with respect to communications regarding the Company's transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board.

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company. Each Member is individually required to report on its own tax return its share of the Company's taxable income or loss. The Company has a tax year end of December 31.

                     Excelsior  Absolute  Return  Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

c. Income Taxes (continued)

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage for the fiscal period, as defined in the Company's Limited Liability Company Agreement.

The cost of the Company's investment in Investment Funds for Federal income tax purposes is based on amounts reported to the Company by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2007. Based on Investment Funds owned at December 31, 2007, the cost of investments for Federal income tax purposes was $198,720,566. This included aggregate gross unrealized appreciation of $19,415,893 and aggregate gross unrealized depreciation of $700,268.

Effective April 1, 2007, the Company adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns in order to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. The Company has evaluated the application of FIN 48 and has determined that it does not have a material impact on the Company's financial statements. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2007. No income tax returns are currently under examination. The statute of limitations on the Company's U.S. Federal tax returns remains open for the years ended December 31, 2005 through December 31, 2007. The statute of limitations on the Company's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

d. Other

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account. Interest income is recorded on the accrual basis.

                     Excelsior  Absolute  Return  Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2008

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3. Advisory Fee, Related Party Transactions and Other

Pursuant to the terms of the advisory agreement between the Adviser and the Company (the "Advisory Agreement"), the Company pays the Adviser a quarterly advisory fee at an annual rate of 1%, based on the Company's net assets on the first business day of each month, after adjustments for any subscriptions effective on that date. For the period from April 1, 2008 to September 30, 2008, the advisory fee was $1,116,057, of which $534,012 is payable as of September 30, 2008.

In connection with the services provided by AIG Global pursuant to the investment sub-advisory agreement between the Adviser and AIG Global, the Adviser pays AIG Global a quarterly fee computed by applying the following annual rates to the Company's average monthly net assets determined on the first business day of each month: 0.80% of assets not exceeding $200 million; 0.70% of assets exceeding $200 million but less than $400 million; 0.60% of assets exceeding $400 million but less than $800 million; and 0.50% of assets exceeding $800 million.

The Company has retained J.D. Clark & Company (the "Administrator") to provide accounting and certain administrative and investor services to the Company. In connection with such services provided, the Company pays the Administrator a quarterly fee equal to $3,000 per fund invested in the Company. For the period from April 1, 2008 to September 30, 2008, the Company incurred $12,000 in expenses related to such administrative services, $6,000 of which was payable as of September 30, 2008.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests, trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

5. Investments in Investment Funds

As of September 30, 2008, the Company had investments in twenty-eight Investment Funds. The Company, as an investor in these Investment Funds, is charged management fees ranging from 0.0% to 3.0% (per annum) of the net asset value of its ownership interests in the Investment Funds, as well as incentive fees or allocations ranging from 20% to 25% of net profits earned that are attributable to the Company's ownership interests in such Investment Funds. The Company also generally bears a pro rata share of the other expenses of each Investment Fund in which it invests. Total expenses, including incentive fees or allocations, for the fiscal year ended March 31, 2008, ranged from approximately 1.0% to 11.5% of the Company's average invested capital in each Investment Fund. Incentive fees or allocations for the same fiscal year ranged from approximately

                     Excelsior  Absolute  Return  Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

5. Investments in Investment Funds (continued)

0.0% to 5.4% of the Company's average invested capital in each Investment Fund. These ratios may vary over time depending on the allocation of the Company's assets among the Investment Funds and the actual expenses and investment performance of the Investment Funds. Although the ranges of Investment Fund expense ratios are based on audited financial data received from the Investment Funds, the ranges were not reviewed by the Company's auditors.

In general, most of the Investment Funds in which the Fund invests provide for periodic withdrawals of capital ranging from monthly to annually and, in some cases, have lock up provisions under which the Fund may not withdraw capital for a specified period after the date of its contribution, which may be up to three years. The governing documents of Investment Funds generally provide that the Investment Fund may suspend, limit or delay the right of its investors, such as the Fund, to withdraw capital. In addition, some of the Investment Funds may invest a portion of their assets in illiquid securities and may not permit the portion of the Fund's capital invested in these Investment Funds that is allocable to illiquid securities to be withdrawn until the securities are sold or become liquid.

Aggregate purchases and proceeds of interests in Investment Funds for the period from April 1, 2008 to September 30, 2008 are $0 and $6,048,356, respectively.

6. Bank Note - Line of Credit Facility

The Company maintains a $25,000,000 revolving line of credit agreement with a U.S. financial institution that is collateralized by the Company's cash and investments. Based upon the election of the Company, interest accrues at either the financial institution's prime rate less 1.25% per annum or Libor plus 1.5% per annum. The note also includes a provision for a facility fee of 0.375% per annum on the unused portion of the note. For the period from April 1, 2008 to September 30, 2008, the Company incurred $47,656 in facility fees related to the bank line of credit, of which $23,958 was payable as of September 30, 2008. As of September 30, 2008, the Company did not have an outstanding revolving note balance. The bank line of credit was not used during the period from April 1, 2008 to September 30 2008.

7. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

                     Excelsior  Absolute  Return  Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

8. Subsequent Events

At September 30, 2008, the Company had invested $6,000,000 in two Investment Funds, which is reflected as Investments in Investment Funds made in advance on the Statement of Assets, Liabilities and Members' Equity - Net Assets. These investments became effective on October 1, 2008.

ITEM 2.   CODE OF ETHICS.
-------------------------

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Not applicable for semi-annual reports.

ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable for semi-annual reports.

ITEM  8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
--------------------------------------------------------------------------

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant's most recently filed annual report on Form N-CSR.

ITEM  9.  PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.


ITEM  10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.


ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.
-------------------

(a)(1)  Not applicable for semi-annual reports.

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds Master Fund, LLC
--------------------------------------------------------
By (Signature and Title) /s/ David R. Bailin
                        --------------------------
                        David R. Bailin, Principal Executive Officer
Date December 5, 2008
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds Master Fund, LLC
--------------------------------------------------------
By (Signature and Title) /s/ Steven L. Suss
                        ------------------------
                       Steven L. Suss, Principal Financial Officer
Date December 5, 2008
     ----------------